Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	915,862
Proposed Maximum Offering Price per Unit | $ / shares	58.28
Maximum Aggregate Offering Price	$ 53,376,437.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,371.29
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on  Form S-8 (the “Registration Statement”) shall also cover any additional shares of common stock of Terex Corporation (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)
Represents 915,862 shares of the Registrant’s common stock, which is equal to the of number of shares of the Registrant’s common stock subject to the Terex Stock Awards (as defined in the Registration Statement) outstanding under the Amended and Restated REV Group, Inc. 2016 Omnibus Incentive Plan and assumed by the Registrant as a result of the Mergers (as defined in the Registration Statement).

(3)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $58.28 was computed by averaging the high and low prices of a share of the Registrant’s common stock reported on NASDAQ on January 29, 2026, a date within five business days prior to the date of the filing of this Registration Statement.